Lease liabilities - Schedule of lease amortization (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	R$ 27,168,570	R$ 16,239,050
Financial charges	(14,647,758)	(4,132,429)
Lease liabilities	12,520,812	12,106,621	R$ 8,919,746
Contractual modifications	(5,701,928)
Result from modification of lease contracts	902,888	0	R$ 0
Cost
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Write-off of right of use (leased property and equipment)	(4,799,040)
Year one
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	2,498,180	2,481,457
Year two
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	3,206,765	2,335,363
Year three
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	3,641,808	2,406,701
Year four
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	3,610,754	1,875,308
After year four
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment	R$ 14,211,063
Year five
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment		1,560,055
After year five
Disclosure Of Detailed Information About Future Minimum Payments Of Lease Liabilities [Line Items]
Minimum lease payment		R$ 5,580,166